Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax (Textual)
Income tax statutory rate	25.00%
Income tax
Hong Kong [Member]
Income Tax (Textual)
Income tax statutory rate	16.50%	16.50%
Income tax